GOODWILL (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Impairment loss recognised	$ 1,332,000	$ 1,845,000
EasyDNA [member]
IfrsStatementLineItems [Line Items]
Impairment loss recognised	1,332,000	$ 1,845,000
Affinity DNA [member]
IfrsStatementLineItems [Line Items]
Carrying value	$ 308,000
Key impairment assumptions	Sensitivity analysis undertaken on the key impairment model assumptions indicates that in order for the recoverable amount to be equal to their carrying value for AffinityDNA, the discount rate would need to increase to 20.0% and revenue growth rate would need to decrease by 1.8 percentage points. Management is not aware of any events that are expected to have an adverse effect on revenue growth.